OBLIGATION UNDER OPERATING LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The future minimum lease payments as of September 30, 2013, are as follows:
September 30, 2013
$

Year ended December 31, 2013	37,526
Year ended December 31, 2014	85,038
Thereafter	-
122,564

The future minimum lease payments as of December 31, 2012, are as follows:
2012

Year ended December 31, 2013	$156,401
Year ended December 31, 2014	87,843
Thereafter	-
$244,244